Condensed Interim Consolidated Statements of Comprehensive Loss $ in Thousands, € in Millions	3 Months Ended			6 Months Ended
	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($) $ / shares shares		Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2024 EUR (€) shares	Oct. 31, 2023 CAD ($) $ / shares shares
Profit or loss [abstract]
REVENUE	$ 6,125	$ 6,150		$ 11,388		$ 11,837
COST OF SALES	2,688	3,196		5,595		6,090
GROSS PROFIT	3,437	2,954		5,793		5,747
EXPENSES
Research and development	1,155	835		2,797		1,781
Sales and marketing	1,237	921		1,955		1,984
General and administrative	3,273	3,308		7,436		7,295
Amortization of intangible assets	613	711		1,219		1,558
Total expenses	6,278	5,775		13,407		12,618
Loss before other income (expenses) and income taxes	(2,841)	(2,821)		(7,614)		(6,871)
OTHER INCOME (EXPENSES)
Accretion	(3)	(5)		(5)		(10)
Grant income	22	16		168	€ 0.1	299
Interest and other expense (income)	(117)	10		(116)		23
Unrealized foreign exchange loss (gain)	(120)	209		(265)		136
Other income (expenses)	(218)	230		(218)		448
Loss before income taxes	(3,059)	(2,591)		(7,832)		(6,423)
Income taxes	506	182		1,280		596
NET LOSS FOR THE PERIOD	(2,553)	(2,409)		(6,552)		(5,827)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	170	462		689		(708)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (2,383)	$ (1,947)		$ (5,863)		$ (6,535)
LOSS PER SHARE - BASIC | $ / shares	$ (0.09)	$ (0.1)	[1]	$ (0.24)		$ (0.23)	[1]
LOSS PER SHARE - DILUTED | $ / shares	$ (0.09)	$ (0.1)	[1]	$ (0.24)		$ (0.23)	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING | shares	28,132,055	25,050,260		27,630,402	27,630,402	25,050,260

[1]	Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.